Share-based compensation (Details) In Thousands, except Share data, unless otherwise specified		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 plan	Aug. 31, 2006 2006 Stock Incentive Plan (the "Plan")	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Mar. 31, 2012 Options USD ($) Y	Dec. 31, 2011 Options USD ($) M Y	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options USD ($) Y	Dec. 31, 2010 Options CNY	Dec. 31, 2009 Options USD ($) Y	Dec. 31, 2009 Options CNY	Dec. 31, 2011 Restricted share units ("RSU") USD ($) M	Dec. 31, 2011 Restricted share units ("RSU") CNY	Dec. 31, 2010 Restricted share units ("RSU") USD ($)	Dec. 31, 2010 Restricted share units ("RSU") CNY	Dec. 31, 2009 Restricted share units ("RSU") CNY
Share-based compensation
Number of share-based compensation plans	1
Shares approved for issuance			8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan		10.00%
Vesting schedules, minimum (in years)											P3Y	P3Y
Vesting schedules, maximum (in years)											P4Y	P4Y
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead						12,810		28,559		79,030		27,377		43,226	17,169
Recognized pre-tax charge capitalized in cost of inventory						268		249		88
Weighted-average grant-date fair value of options granted (in dollars per share)							$ 4.88		$ 3.11
Compensation measured at grant date, net of forfeitures						12,542		28,310		79,067
Forfeitures, measured at grant date fair value						5,110		1,737		49,634
Forfeiture rate (as a percent)					9.79%	9.79%	7.70%	7.70%	0.00%	0.00%
Total unrecognized compensation cost						5,491		25,316		28,073		31,578		38,778	10,065
Weighted-average period for recognition of unrecognized compensation cost (in months)					12	12					30	30
Fair value assumptions for options granted to employees
Average risk-free rate, minimum (as a percent)									1.59%	1.59%
Average risk-free rate, maximum (as a percent)									3.03%	3.03%
Average risk-free rate (as a percent)							2.74%	2.74%
Weighted average expected option life (in years)							6	6	6.33	6.33
Volatility rate (as a percent)							70.00%	70.00%	75.00%	75.00%
Shares
Outstanding at the beginning of the period (in shares)				2,690,650	3,835,650	3,835,650	3,127,000	3,127,000
Granted (in shares)							1,650,000	1,650,000
Forfeited (in shares)					(371,750)	(371,750)	(560,000)	(560,000)
Exercised (in shares)					(773,250)	(773,250)	(381,350)	(381,350)
Outstanding at the end of the period (in shares)					2,690,650	2,690,650	3,835,650	3,835,650	3,127,000	3,127,000
Exercisable at the end of the period (in shares)					1,111,450	1,111,450
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 6.71	$ 6.05		$ 5.96
Granted (in dollars per share)							$ 4.88
Forfeited (in dollars per share)					$ 4.41		$ 3.99
Exercised (in dollars per share)					$ 4.55		$ 3.20
Outstanding at the end of the period (in dollars per share)					$ 6.71		$ 6.05		$ 5.96
Exercisable at end of the period (in dollars per share)					$ 8.97
Weighted Average Remaining Contractual Life (Year)
Outstanding at the beginning of the period (in years)				7.17	8.28	8.28	7.19	7.19
Outstanding at the end of the period (in years)					7.17	7.17	8.28	8.28	7.19	7.19
Exercisable at the end of the period (in years)					6.26	6.26
Intrinsic Value
Outstanding at the beginning of the period				0	3,337
Outstanding at the end of the period					0		3,337
Exercisable at the end of the period					0
Total intrinsic value of options exercised					2,077		1,166		2,016
Shares
Nonvested at the beginning of the period (in shares)											2,428,000	2,428,000	2,242,000	2,242,000
Granted (in shares)				2,207,000							880,000	880,000	1,100,000	1,100,000
Vested (in shares)											(587,500)	(587,500)	(576,500)	(576,500)
Forfeited (in shares)											(227,500)	(227,500)	(337,500)	(337,500)
Nonvested at the end of the period (in shares)											2,493,000	2,493,000	2,428,000	2,428,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share)											$ 4.90		$ 5.00
Granted (in dollars per share)											$ 5.87		$ 5.19
Vested (in dollars per share)											$ 4.80		$ 4.66
Forfeited (in dollars per share)											$ 6.00		$ 4.66
Nonvested at the end of the period (in dollars per share)											$ 5.17		$ 4.90
Fair value of shares vested												20,738		23,022	468